Businesses Held For Sale and Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2016
Financial Information For Businesses Held For Sale [Line Items]
Businesses held for sale
FINANCIAL INFORMATION FOR ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE

(In millions)	March 31, 2016	December 31, 2015

Assets
Current receivables(a)	$86	$79
Inventories	711	583
Property, plant, and equipment – net	1,258	1,208
Goodwill	370	370
Other intangible assets – net	174	162
Other	414	416
Assets of businesses held for sale	$3,013	$2,818

Liabilities
Accounts payable(a)	$615	$503
Other current liabilities	355	325
Other	50	33
Liabilities of businesses held for sale	$1,020	$861

(a) Certain transactions at our Appliances business are made on an arms-length basis with GE Capital, consisting primarily of GE customer receivables sold to GE Capital and GE Capital services for material procurement. These intercompany balances included within our held for sale businesses are reported in the GE and GE Capital columns of our financial statements, but are eliminated in deriving our consolidated financial statements.

Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR DISCONTINUED OPERATIONS

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$1,292	$5,460

Earnings (loss) from discontinued operations before income taxes	$80	$(4,694)
Benefit (provision) for income taxes	12	935
Earnings (loss) from discontinued operations, net of taxes	$92	$(3,759)

Disposal
Gain (loss) on disposal before income taxes	$(246)	$(3,652)
Benefit (provision) for income taxes	(155)	(1,525)
Gain (loss) on disposal, net of taxes	$(400)	$(5,177)

Earnings (loss) from discontinued operations, net of taxes(a)(b)	$(308)	$(8,936)

(a) The sum of GE industrial earnings (loss) from discontinued operations, net of taxes, and GE Capital earnings (loss) from discontinued operations, net of taxes, after adjusting for earnings (loss) attributable to noncontrolling interests related to discontinued operations, is reported within GE industrial earnings (loss) from discontinued operations, net of taxes, on the Consolidated Statement of Earnings (Loss).

(b) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(166) million and $(8,435) million for the three months ended March 31, 2016 and 2015, respectively.

(In millions)	March 31, 2016	December 31, 2015

Assets
Cash and equivalents	$26,143	$20,395
Investment securities	7,173	8,478
Financing receivables – net	3,168	3,205
Other receivables	1,187	1,221
Property, plant and equipment – net	1,043	7,537
Goodwill	2,712	7,764
Other intangible assets - net	62	80
Deferred income taxes	2,012	2,447
Financing receivables held for sale	38,125	69,847
Valuation allowance on disposal group classified as discontinued operations	(3,837)	(6,374)
Other	3,828	6,350
Assets of discontinued operations	$81,615	$120,951

Liabilities
Short-term borrowings	$722	$739
Accounts payable	1,107	2,870
Non-recourse borrowings	41	3,994
Bank deposits	25,958	25,613
Long-term borrowings	556	730
All other liabilities	8,128	11,053
Deferred income taxes	380	1,437
Other	52	52
Liabilities of discontinued operations	$36,944	$46,487

CLL
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR COMMERICIAL LENDING AND LEASING

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$887	$2,903

Interest	$(277)	$(702)
Selling, general and administrative expenses	(625)	(895)
Cost of services sold	-	(1,332)
Provision for losses on financing receivables	(2)	(1,744)
Other costs and expenses	8	(98)
Earnings (loss) from discontinued operations, before income taxes	(9)	(1,867)
Benefit (provision) for income taxes	74	653
Earnings (loss) from discontinued operations, net of taxes	$65	$(1,214)

Disposal
Gain (loss) on disposal before income taxes	$(165)	$(1,845)
Benefit (provision) for income taxes	(144)	(978)
Gain (loss) on disposal, net of taxes	$(310)	$(2,823)

Earnings (loss) from discontinued operations, net of taxes(a)	$(245)	$(4,037)

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(175) million and $(3,713) million for three months ended March 31, 2016 and 2015, respectively.

Real Estate
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR REAL ESTATE

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$11	$499

Interest	$(22)	$(237)
Selling, general and administrative	(53)	(93)
Cost of services sold	-	(4)
Provision for losses on financing receivables	-	4
Other costs and expenses	-	(127)
Earnings (loss) from discontinued operations, before income taxes	(64)	42
Benefit (provision) for income taxes	20	30
Earnings (loss) from discontinued operations, net of taxes	$(45)	$72

Disposal
Gain (loss) on disposal before income taxes	$(69)	$(1,808)
Benefit (provision) for income taxes	65	(547)
Gain (loss) on disposal, net of taxes	$(3)	$(2,354)

Earnings (loss) from discontinued operations, net of taxes(a)	$(48)	$(2,283)

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(133) million and $(1,767) million for the three months ended March 31, 2016 and 2015, respectively.

WMC
Financial Information For Businesses Held For Sale [Line Items]
Rollfoward of WMC's reserve and pending claims for WMC representation and warranty obligations
ROLLFORWARD OF THE RESERVE

	Three months ended March 31
(In millions)	2016	2015

Balance, beginning of period	$875	$809
Provision	57	7
Claim resolutions / rescissions	(99)	(2)
Balance, end of period	$833	$814

Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR WMC

	Three months ended March 31
(In millions)	2016	2015

Total revenues and other income (loss)	$(39)	$-

Earnings (loss) from discontinued operations, net of taxes	$(32)	$(6)

Consumer
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR CONSUMER

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$427	$2,058

Interest	$(50)	$(611)
Selling, general, and administrative expenses	(177)	(1,068)
Cost of services sold	-	-
Provision for losses on financing receivables	-	(3,108)
Investment contracts, insurance losses and insurance annuity	(1)	(3)
Other costs and expenses	(2)	(126)
Earnings (loss) from discontinued operations, before income taxes	197	(2,857)
Benefit (provision) for income taxes	(101)	160
Earnings (loss) from discontinued operations, net of taxes	$96	$(2,697)

Disposal
Gain (loss) on disposal before income taxes	$(12)	$-
Benefit (provision) for income taxes	(76)	-
Gain (loss) on disposal, net of taxes	$(87)	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$9	$(2,697)

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $186 million and $(2,944) million for three months ended March 31, 2016